Accruals	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accruals
42 Accruals

	2022	2021

Accrued interest	129	251

Accrued expenses	244	285

At December 31	373	537
The carrying amounts disclosed reasonably approximate the fair values as at the year-end.
The decrease in Accruals in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.